Income Tax (Details) - Schedule of Provision for Income Taxes - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Provision for Income Taxes [Abstract]
Current	$ (307,348)	$ (254,549)
Deferred	3,703,105	(5,486,218)
Total	$ 3,395,757	$ (5,740,767)